Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.14%
iShares® Broad USD High Yield Corporate Bond ETF	45,712	$1,726,999
iShares® Core S&P 500® ETF	2,574	1,722,778
iShares® S&P 100 ETF	860	286,242
Schwab Fundamental International Equity ETF	6,812	292,644
Schwab US TIPS ETF	26,660	718,487
SPDR® Portfolio Intermediate Term Corporate Bond ETF	55,055	1,865,814
Vanguard® Emerging Markets Government Bond ETF	10,755	719,510
Vanguard® FTSE Developed Markets ETF	14,408	863,327
Vanguard® FTSE Emerging Markets ETF	5,316	288,021
Vanguard® Intermediate-Term Treasury ETF	19,098	1,146,453
Vanguard® Mortgage-Backed Securities ETF	30,543	1,434,299
Vanguard® Short-Term Bond ETF	50,729	4,003,025
Vanguard® Small-Cap ETF	1,115	283,522
Vanguard® Total Bond Market ETF	117,650	8,749,631
Vanguard® Total International Bond ETF	40,433	1,999,816
Vanguard® Total Stock Market ETF	6,103	2,002,822
Total Exchange Traded Funds
(Cost $26,264,672)		28,103,390

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.02%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	579,242	$579,242

Total Short-Term Investments
(Cost $579,242)			579,242

Total Investments - 100.16%
(Total cost $26,843,914)			28,682,632

Liabilities in Excess of Other Assets - (0.16)%			(45,987)

Net Assets - 100.00%			$28,636,645

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.36%
Columbia EM Core ex-China ETF	14,930	$542,407
iShares® Broad USD High Yield Corporate Bond ETF	54,334	2,052,739
iShares® Core S&P 500® ETF	7,265	4,862,465
iShares® Core S&P® Mid-Cap ETF	8,267	539,504
iShares® S&P 100 ETF	4,985	1,659,207
Schwab Fundamental International Equity ETF	37,975	1,631,406
Schwab US TIPS ETF	28,420	765,919
SPDR® Portfolio Intermediate Term Corporate Bond ETF	76,205	2,582,587
Vanguard® Emerging Markets Government Bond ETF	11,740	785,406
Vanguard® FTSE Developed Markets ETF	49,019	2,937,219
Vanguard® FTSE Emerging Markets ETF	15,505	840,061
Vanguard® Intermediate-Term Treasury ETF	25,533	1,532,746
Vanguard® Mega Cap Growth ETF	1,400	563,388
Vanguard® Mortgage-Backed Securities ETF	44,210	2,076,102
Vanguard® Short-Term Bond ETF	58,917	4,649,141
Vanguard® Small-Cap ETF	5,315	1,351,498
Vanguard® Total Bond Market ETF	176,536	13,128,982
Vanguard® Total International Bond ETF	51,700	2,557,082
Vanguard® Total Stock Market ETF	20,483	6,721,906
Total Exchange Traded Funds
(Cost $46,798,106)		51,779,765

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.73%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	908,865	$908,865

Total Short-Term Investments
(Cost $908,865)			908,865

Total Investments - 100.09%
(Total cost $47,706,971)			52,688,630

Liabilities in Excess of Other Assets - (0.09)%			(48,878)

Net Assets - 100.00%			$52,639,752

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.58%
Columbia EM Core ex-China ETF	75,025	$2,725,658
iShares® Broad USD High Yield Corporate Bond ETF	130,382	4,925,832
iShares® Core S&P 500® ETF	33,858	22,661,159
iShares® Core S&P® Mid-Cap ETF	65,945	4,303,571
iShares® S&P 100 ETF	26,790	8,916,784
Schwab Fundamental International Equity ETF	205,809	8,841,555
Schwab US TIPS ETF	60,810	1,638,829
SPDR® Portfolio Intermediate Term Corporate Bond ETF	145,535	4,932,181
Vanguard® FTSE Developed Markets ETF	231,257	13,856,919
Vanguard® FTSE Emerging Markets ETF	100,978	5,470,988
Vanguard® Intermediate-Term Treasury ETF	54,486	3,270,795
Vanguard® Mega Cap Growth ETF	9,160	3,686,167
Vanguard® Mortgage-Backed Securities ETF	105,585	4,958,272
Vanguard® Short-Term Bond ETF	123,967	9,782,236
Vanguard® Small-Cap ETF	27,775	7,062,627
Vanguard® Total Bond Market ETF	403,140	29,981,522
Vanguard® Total International Bond ETF	97,410	4,817,899
Vanguard® Total Stock Market ETF	84,329	27,674,248
Total Exchange Traded Funds
(Cost $143,511,163)		169,507,242

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.87%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	1,477,091	$1,477,091

Total Short-Term Investments
(Cost $1,477,091)			1,477,091

Total Investments - 100.45%
(Total cost $144,988,254)			170,984,333

Liabilities in Excess of Other Assets - (0.45)%			(767,707)

Net Assets - 100.00%			$170,216,626

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.13%
Columbia EM Core ex-China ETF	164,755	$5,985,549
iShares® Broad USD High Yield Corporate Bond ETF	143,240	5,411,607
iShares® Core S&P 500® ETF	69,475	46,499,618
iShares® Core S&P® Mid-Cap ETF	152,220	9,933,877
iShares® S&P 100 ETF	55,385	18,434,344
Schwab Fundamental International Equity ETF	486,031	20,879,892
Vanguard® FTSE Developed Markets ETF	536,527	32,148,698
Vanguard® FTSE Emerging Markets ETF	277,657	15,043,456
Vanguard® Mega Cap Growth ETF	23,060	9,279,805
Vanguard® Mortgage-Backed Securities ETF	57,940	2,720,862
Vanguard® Short-Term Bond ETF	135,376	10,682,520
Vanguard® Small-Cap ETF	68,745	17,480,479
Vanguard® Total Bond Market ETF	401,480	29,858,068
Vanguard® Total International Bond ETF	53,840	2,662,926
Vanguard® Total Stock Market ETF	192,166	63,063,116
Total Exchange Traded Funds
(Cost $214,728,008)		290,084,817

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.87%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	2,532,020	$2,532,020

Total Short-Term Investments
(Cost $2,532,020)			2,532,020

Total Investments - 100.00%
(Total cost $217,260,028)			292,616,837

Liabilities in Excess of Other Assets - 0.00%(a)			(339)

Net Assets - 100.00%			$292,616,498

(a)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.12%
Columbia EM Core ex-China ETF	156,280	$5,677,652
iShares® Core S&P 500® ETF	54,397	36,407,912
iShares® Core S&P® Mid-Cap ETF	168,680	11,008,057
iShares® S&P 100 ETF	45,552	15,161,528
Schwab Fundamental International Equity ETF	421,442	18,105,148
Vanguard® FTSE Developed Markets ETF	519,705	31,140,724
Vanguard® FTSE Emerging Markets ETF	252,600	13,685,868
Vanguard® Mega Cap Growth ETF	23,325	9,386,446
Vanguard® Small-Cap ETF	70,595	17,950,897
Vanguard® Total Bond Market ETF	115,953	8,623,425
Vanguard® Total Stock Market ETF	173,776	57,028,070
Total Exchange Traded Funds
(Cost $159,157,347)		224,175,727

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.87%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	1,975,281	$1,975,281

Total Short-Term Investments
(Cost $1,975,281)			1,975,281

Total Investments - 99.99%
(Total cost $161,132,628)			226,151,008

Other Assets in Excess of Liabilities - 0.01%			9,665

Net Assets - 100.00%			$226,160,673

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 28.56%
Enbridge, Inc.	220,452	$11,121,603
Gibson Energy, Inc.	116,816	2,171,466
Keyera Corp.	163,367	5,480,783
Pembina Pipeline Corp.	160,088	6,472,768
South Bow Corp.	148,913	4,213,691
TC Energy Corp.	119,855	6,516,798

Total Canadian Energy Infrastructure Companies
(Cost $28,714,901)		35,977,109

U.S. Energy Infrastructure Companies - 29.58%
Aris Water Solutions, Inc.	17,652	435,298
Cheniere Energy, Inc.	26,340	6,189,373
DT Midstream, Inc.	58,169	6,576,587
Kinder Morgan, Inc.	217,379	6,153,999
Kinetik Holdings, Inc.	33,043	1,412,258
NextDecade Corp. (1)	89,320	606,483
ONEOK, Inc.	85,182	6,215,731
Summit Midstream Corp. (1)	7,680	157,747
Targa Resources Corp.	36,857	6,175,022
Venture Global, Inc.	235,805	3,346,073

Total U.S. Energy Infrastructure Companies
(Cost $29,455,206)		37,268,571

U.S. Energy Infrastructure MLPs - 27.02%
Delek Logistics Partners LP	9,095	414,186
Energy Transfer LP	609,752	10,463,344
Enterprise Products Partners LP	286,795	8,968,080
Genesis Energy LP	50,497	843,805
Hess Midstream LP, Class A	92,525	3,196,739
MPLX LP	122,819	6,134,809
Western Midstream Partners LP	102,096	4,011,352

Total U.S. Energy Infrastructure MLPs
(Cost $29,704,553)		34,032,315

U.S. General Partners - 14.75%
Antero Midstream Corp.	239,997	4,665,542
Plains GP Holdings LP, Class A	334,979	6,110,017

Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	123,129	$7,800,222

Total U.S. General Partners
(Cost $13,430,091)		18,575,781

Total Investments - 99.91%
(Total cost $101,304,751)		125,853,776

Other Assets in Excess of Liabilities - 0.09%		115,304

Net Assets - 100.00%		$125,969,080

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 10.64%
Financials - 10.64%
HarbourVest Global Private Equity, Ltd. (1)	6,890	$266,161
HBM Healthcare Investments AG, Class A	765	174,096
HgCapital Trust PLC	139,870	940,779
NB Private Equity Partners, Ltd.	12,775	256,401
Oakley Capital Investments, Ltd.	51,910	389,561
Patria Private Equity Trust PLC (1)	34,768	260,126

Total Financials		2,287,124

Total Closed-End Funds
(Cost $1,756,185)		2,287,124

Common Stocks - 87.61%
Communication Services - 1.39%
Meta Platforms, Inc., Class A	407	298,893

Consumer Discretionary - 3.44%
Amazon.com, Inc. (1)	1,415	310,691
Wesfarmers, Ltd.	7,030	427,658

Total Consumer Discretionary		738,349
Consumer Staples - 1.73%
Costco Wholesale Corp.	402	372,103

Financials - 64.69%
3i Group PLC	22,652	1,248,646
Apollo Global Management, Inc., Class A	5,840	778,297
Ares Management LP, Class A	5,970	954,543
Berkshire Hathaway, Inc., Class B (1)	1,749	879,292
Blackstone, Inc., Class A	5,220	891,837
Blue Owl Capital, Inc.	22,720	384,650
Brederode SA	6,102	755,103
Bridgepoint Group PLC (2)(3)	78,235	320,916
CVC Capital Partners PLC (2)(3)	18,185	317,533
EQT AB	13,970	484,500
Hamilton Lane, Inc., Class A	2,935	395,609
Houlihan Lokey, Inc.	3,005	616,987
ICG PLC	24,510	735,875
Integral Corp.	5,580	141,115
Investment AB Kinnevik, B Shares (1)	19,550	174,104
Investor AB, B Shares Class B	13,890	434,817
KKR & Co., Inc., Class A	8,440	1,096,777
Mastercard, Inc., Class A	425	241,744
Mutares SE & Co. KGaA	9,910	346,621
Partners Group Holding AG	730	955,140
Petershill Partners PLC (2)(3)	93,665	386,728

Security Description	Shares	Value
Financials (continued)
Sofina SA	865	$255,760
StepStone Group, Inc., Class A	7,645	499,295
TPG, Inc.	10,520	604,373

Total Financials		13,900,262
Industrials - 8.15%
Carlisle Cos., Inc.	1,205	396,397
CSW Industrials, Inc.	524	127,201
Dover Corp.	1,110	185,181
FTAI Aviation, Ltd.	1,715	286,165
IES Holdings, Inc. (1)	610	242,567
Italmobiliare SpA	6,415	230,446
OEM International AB, Class B	18,605	283,045

Total Industrials		1,751,002
Information Technology - 8.21%
Adobe, Inc. (1)	550	194,013
Constellation Software, Inc.	87	236,175
Dell Technologies, Inc.	1,670	236,756
GoDaddy, Inc. (1)	1,665	227,822
Intuit, Inc.	320	218,531
Lam Research Corp.	2,496	334,214
Microsoft Corp.	610	315,949

Total Information Technology		1,763,460
Total Common Stocks
(Cost $14,185,067)		18,824,069

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.62%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.063%	348,950	$348,950

Total Short-Term Investments
(Cost $348,950)			348,950

Total Investments - 99.87%
(Total cost $16,290,202)			21,460,143

Other Assets in Excess of Liabilities - 0.13%			27,707

Net Assets - 100.00%			$21,487,850

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2025, the aggregate value of those securities was $1,025,177, which represents 4.77% of net assets test
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,025,177, representing 4.77% of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2025	Fund Delivering	U.S. $ Value at September 30, 2025	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	11/21/25	USD	$672,328	GBP	$665,836	$6,492
State Street Bank and Trust Company	01/26/26	USD	$643,369	GBP	$634,724	$8,645
						$15,137

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2025 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio. The ALPS | Alerian Energy Infrastructure Portfolio is considered non- diversified under the 1940 Act and may invest a greater portion of its assets in a more limited number of issuers than a diversified portfolio. The Morningstar Portfolios and the ALPS Global Opportunity Portfolio are each considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the- counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three- tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,103,390	$–	$–	$28,103,390
Short-Term Investments	579,242	–	–	579,242
Total	$28,682,632	$–	$–	$28,682,632

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,779,765	$–	$–	$51,779,765
Short-Term Investments	908,865	–	–	908,865
Total	$52,688,630	$–	$–	$52,688,630

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,507,242	$–	$–	$169,507,242
Short-Term Investments	1,477,091	–	–	1,477,091
Total	$170,984,333	$–	$–	$170,984,333

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$290,084,817	$–	$–	$290,084,817
Short-Term Investments	2,532,020	–	–	2,532,020
Total	$292,616,837	$–	$–	$292,616,837

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$224,175,727	$–	$–	$224,175,727
Short-Term Investments	1,975,281	–	–	1,975,281
Total	$226,151,008	$–	$–	$226,151,008

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$35,977,109	$–	$–	$35,977,109
U.S. Energy Infrastructure Companies	37,268,571	–	–	37,268,571
U.S. Energy Infrastructure MLPs	34,032,315	–	–	34,032,315
U.S. General Partners	18,575,781	–	–	18,575,781
Total	$125,853,776	$–	$–	$125,853,776

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$389,561	$1,897,563	$–	$2,287,124
Common Stocks	12,264,152	6,559,917	–	18,824,069
Short-Term Investments	348,950	–	–	348,950
Total	$13,002,663	$8,457,480	$–	$21,460,143

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$15,137	$–	$15,137
TOTAL	$–	$15,137	$–	$15,137

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2025.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax- exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of September 30, 2025, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Aggressive Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market ETF and the Vanguard® Total Stock Market ETF, respectively. The financial statements of the Vanguard® Total Bond Market ETF and the Vanguard® Total Stock Market ETF, including the portfolio of investments, are included in the NCSR filings for the Vanguard® Total Bond Market ETF and the Vanguard® Total Stock Market ETF dated March 4, 2025, available at www.sec.gov or can be found at https://advisors.vanguard.com and should be read in conjunction with the Portfolio’s financial statements, though this information is not incorporated herein by reference.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.